Income Taxes - Effective Tax Rate Reconciliation (Details 6) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Reconcilation [Line Items]
Income tax expense (benefit) at U.S. federal statutory rate			$ 2.4	$ (73.0)	$ (89.0)
Income tax expense on noncontrolling interest earnings not taxable to the Company			(22.5)	0	0
State and foreign tax expense, net of federal tax			1.7	(4.8)	(9.9)
Increase in deferred tax asset valuation allowance			21.9	865.5	0
Amount allocated to other comprehensive income			(22.7)	0	0
Change in accrual for uncertain tax positions			(1.7)	0	0
Stock compensation in excess of tax deduction			3.1	0	0
Expiration of charitable contribution carryforwards			2.5	0	0
Other permanent differences			4.9	2.3	2.9
Income tax expense (benefit)	1.8	(2.8)	(10.4)	790.0	(94.0)
State and Local Jurisdiction [Member]
Income Tax Reconcilation [Line Items]
Effect of state law changes on deferred tax assets, net of federal tax			$ 0	$ 0	$ 2.0